PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
PARENT ONLY FINANCIAL INFORMATION [Abstract]
Condensed Balance Sheets
	December 31,
	2013	2014
	US$	US$
ASSETS
Current assets:
Cash	52,878	1,296,102
Time deposits	—	92,182,582
Prepaid expenses and other current assets	1,537	2,256,709
Total current assets	54,415	95,735,393
Investments and loans to subsidiaries	47,963,562	88,854,260
Other non-current assets	76,719	—
Total assets	48,094,696	184,589,653
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY (DEFICIT)
Current liabilities:
Accrued expenses and other current liabilities	—	449,351
Other non-current liabilities	—	1,253,070
Total liabilities	—	1,702,421
Commitments and contingencies	—	—
Mezzanine equity:
Series A convertible redeemable preferred shares	419,776	—
Series B convertible redeemable preferred shares	15,747,869	—
Series C convertible redeemable preferred shares	95,211,135	—
Total mezzanine equity	111,378,780	—
Shareholders' equity (deficit):
Class A ordinary shares (US$0.001 par value, 860,000,000 shares authorized, nil and 23,712,758 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	—	23,712
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 12,226,558 shares and 28,733,024 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	12,226	28,733
Additional paid-in capital	—	135,886,427
Accumulated other comprehensive income	1,634,920	1,701,598
Retained earnings (Accumulated deficit)	(64,931,230)	45,246,762
Total shareholders' equity (deficit)	(63,284,084)	182,887,232
Total liabilities, mezzanine equity and shareholders' equity (deficit)	48,094,696	184,589,653

Condensed Statements of Comprehensive Income
	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
General and administrative expenses	(83,001)	(57,172)	(170,440)
Operating loss	(83,001)	(57,172)	(170,440)
Equity in income of subsidiaries	9,554,058	14,079,492	21,103,354
Foreign currency exchange gains	—	—	1,180,466
Interest income	81,414	24,711	2,288,698
Other income	—	—	289,170
Income before income taxes	9,552,471	14,047,031	24,691,248
Income tax expense	—	—	—
Net income	9,552,471	14,047,031	24,691,248
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	68,415	1,150,824	66,678
Comprehensive Income	9,620,886	15,197,855	24,757,926

Condensed Statements of Cash Flows
	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Operating activities:
Net cash provided by (used in) operating activities	(42,825)	(3,570)	3,226,599
Investing activities:
Purchase of time deposits	—	—	(92,682,582)
Proceeds from maturity of time deposits	—	—	500,000
Investments made to subsidiaries	(14,671,162)	—	(17,000,000)
Issuance of loans made to a subsidiary	(3,000,000)	—	—
Repayment of loans from a subsidiary	3,000,000	—	—
Net cash used in investing activities	(14,671,162)	—	(109,182,582)
Financing activities:
Payment of issuance cost of Series C convertible redeemable preferred shares	(150,000)	—	—
Payment of IPO costs	—	(76,719)	(2,804,600)
Issuance of Class A ordinary shares upon the IPO	—	—	96,254,995
Issuance of Class A ordinary shares in private placement concurrent with the IPO	—	—	13,500,000
Issuance of Class A ordinary shares in connection with exercise of share options	—	—	248,812
Net cash provided by (used in) financing activities	(150,000)	(76,719)	107,199,207
Net increase (decrease) in cash	(14,863,987)	(80,289)	1,243,224
Cash at beginning of year	14,997,154	133,167	52,878
Cash at end of year	133,167	52,878	1,296,102
Non-cash investing and financing activities:
Conversion of Series A convertible redeemable preferred shares to Class B ordinary shares	—	80,224	419,776
Conversion of Series B convertible redeemable preferred shares to Class B ordinary shares	—	—	16,324,300
Conversion of Series C convertible redeemable preferred shares to Class B ordinary shares	—	—	95,211,135
Accrual of IPO costs	—	107,866	—